UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (97.2%)[1]
Consumer Discretionary (8.7%)
Home Depot Inc.	2,803,900	81,117
McDonald's Corp.	1,213,405	75,765
Genuine Parts Co.	1,120,600	42,538
Sherwin-Williams Co.	659,100	40,634
Mattel Inc.	734,900	14,683
VF Corp.	195,700	14,333
McGraw-Hill Cos. Inc.	326,400	10,938
Gannett Co. Inc.	613,528	9,111
Fortune Brands Inc.	209,900	9,068
Ltd Brands Inc.	466,800	8,981
DR Horton Inc.	769,700	8,367
Whirlpool Corp.	92,300	7,445
Comcast Corp.	447,600	7,166
Tupperware Brands Corp.	125,800	5,858
H&R Block Inc.	253,100	5,725
Cooper Tire & Rubber Co.	253,074	5,074
Cracker Barrel Old Country Store Inc.	54,700	2,078
Wyndham Worldwide Corp.	95,800	1,932
Jones Apparel Group Inc.	61,400	986
Comcast Corp. Class A	20,700	349
Lowe's Cos. Inc.	8,800	206
Time Warner Inc.	5,300	154
		352,508
Consumer Staples (14.3%)
Philip Morris International Inc.	1,525,955	73,536
PepsiCo Inc.	1,164,400	70,796
Nestle SA ADR	1,388,700	67,185
Kimberly-Clark Corp.	940,975	59,950
General Mills Inc.	672,000	47,584
Sysco Corp.	1,347,888	37,660
Procter & Gamble Co.	597,500	36,226
Kraft Foods Inc.	1,318,589	35,839
Altria Group Inc.	1,775,955	34,862
Wal-Mart Stores Inc.	564,900	30,194
Coca-Cola Co.	453,582	25,854
Lorillard Inc.	166,400	13,350
Reynolds American Inc.	192,200	10,181
Colgate-Palmolive Co.	123,800	10,170
Hershey Co.	255,000	9,127
Sara Lee Corp.	520,400	6,339
Kellogg Co.	99,700	5,304
ConAgra Foods Inc.	50,300	1,159
Lancaster Colony Corp.	18,974	943
		576,259
Energy (10.9%)
Chevron Corp.	1,606,700	123,700
Exxon Mobil Corp.	1,066,700	72,738
BP PLC ADR	1,065,000	61,738

ConocoPhillips	1,199,200	61,243
Occidental Petroleum Corp.	581,300	47,289
Total SA ADR	586,700	37,572
Marathon Oil Corp.	696,100	21,732
Diamond Offshore Drilling Inc.	66,900	6,585
Southern Union Co.	187,500	4,256
Spectra Energy Corp.	67,700	1,389
		438,242
Exchange-Traded Fund (1.1%)
2 Vanguard Value ETF	963,400	46,002

Financials (14.4%)
JPMorgan Chase & Co.	3,517,300	146,566
Wells Fargo & Co.	1,873,200	50,558
PNC Financial Services Group Inc.	901,982	47,616
Goldman Sachs Group Inc.	246,600	41,636
ACE Ltd.	737,500	37,170
Chubb Corp.	627,762	30,873
Toronto-Dominion Bank	384,800	24,135
Marsh & McLennan Cos. Inc.	964,500	21,296
Unum Group	1,058,700	20,666
Allstate Corp.	677,300	20,346
Aflac Inc.	435,600	20,146
Bank of New York Mellon Corp.	605,961	16,949
American Express Co.	389,100	15,766
Travelers Cos. Inc.	312,400	15,576
New York Community Bancorp Inc.	697,700	10,124
Hudson City Bancorp Inc.	729,800	10,020
Everest Re Group Ltd.	100,600	8,619
Endurance Specialty Holdings Ltd.	223,700	8,328
Federated Investors Inc. Class B	289,157	7,952
Bank of Hawaii Corp.	156,400	7,360
US Bancorp	200,436	4,512
Protective Life Corp.	238,400	3,945
Allied World Assurance Co. Holdings Ltd.	78,900	3,635
Waddell & Reed Financial Inc.	98,100	2,996
MetLife Inc.	65,100	2,301
GAMCO Investors Inc.	30,600	1,478
Aspen Insurance Holdings Ltd.	55,000	1,400
Advance America Cash Advance Centers Inc.	137,141	762
Oriental Financial Group Inc.	42,550	460
		583,191
Health Care (11.6%)
Johnson & Johnson	2,338,305	150,610
Pfizer Inc.	7,842,267	142,651
Merck & Co. Inc.	3,288,214	120,151
Medtronic Inc.	446,800	19,650
Abbott Laboratories	228,800	12,353
Bristol-Myers Squibb Co.	435,332	10,992
Hill-Rom Holdings Inc.	200,501	4,810
Eli Lilly & Co.	130,649	4,666
Baxter International Inc.	29,000	1,702
		467,585
Industrials (14.1%)
General Electric Co.	5,930,972	89,736
3M Co.	927,200	76,652
Waste Management Inc.	1,422,600	48,098

Illinois Tool Works Inc.	892,200	42,817
Stanley Works	787,200	40,549
Eaton Corp.	561,500	35,723
Republic Services Inc. Class A	1,109,400	31,407
Ingersoll-Rand PLC	816,500	29,182
PACCAR Inc.	716,200	25,976
United Parcel Service Inc. Class B	321,900	18,467
United Technologies Corp.	231,500	16,068
Honeywell International Inc.	406,062	15,918
Lockheed Martin Corp.	191,700	14,445
Northrop Grumman Corp.	231,813	12,947
Schneider Electric SA	106,234	12,291
Raytheon Co.	234,200	12,066
RR Donnelley & Sons Co.	402,310	8,959
Hubbell Inc. Class B	166,100	7,856
Briggs & Stratton Corp.	395,700	7,403
Pitney Bowes Inc.	320,900	7,304
Apogee Enterprises Inc.	394,675	5,525
Caterpillar Inc.	87,800	5,004
Emerson Electric Co.	70,500	3,003
Boeing Co.	50,700	2,744
Deluxe Corp.	56,500	836
		570,976
Information Technology (8.1%)
Microsoft Corp.	4,814,100	146,782
Intel Corp.	4,124,600	84,142
Texas Instruments Inc.	1,250,800	32,596
Maxim Integrated Products Inc.	1,089,306	22,113
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,592,300	18,216
Analog Devices Inc.	351,500	11,100
Xilinx Inc.	257,400	6,451
Linear Technology Corp.	126,600	3,866
Molex Inc.	52,500	1,131
Automatic Data Processing Inc.	20,000	856
		327,253
Materials (3.3%)
EI du Pont de Nemours & Co.	1,124,627	37,866
Packaging Corp. of America	1,269,700	29,216
PPG Industries Inc.	375,700	21,993
Lubrizol Corp.	123,900	9,039
Eastman Chemical Co.	144,000	8,675
Temple-Inland Inc.	352,200	7,435
Stepan Co.	74,000	4,796
International Paper Co.	168,800	4,520
Glatfelter	337,205	4,097
Sonoco Products Co.	138,800	4,060
Dow Chemical Co.	13,100	362
		132,059
Telecommunication Services (4.0%)
AT&T Inc.	3,922,205	109,939
Verizon Communications Inc.	1,181,328	39,137
Qwest Communications International Inc.	1,613,200	6,792
CenturyTel Inc.	147,746	5,350
Windstream Corp.	30,100	331
		161,549

Utilities (6.7%)
FPL Group Inc.			801,666	42,344
Dominion Resources Inc.			1,066,570	41,511
American Electric Power Co. Inc.			663,500	23,083
Xcel Energy Inc.			1,078,200	22,879
Northeast Utilities			817,900	21,094
Entergy Corp.			211,200	17,285
Exelon Corp.			336,800	16,459
Public Service Enterprise Group Inc.			381,620	12,689
Constellation Energy Group Inc.			290,500	10,217
DTE Energy Co.			232,100	10,117
NiSource Inc.			618,600	9,514
Edison International			243,000	8,452
Atmos Energy Corp.			267,210	7,856
National Fuel Gas Co.			109,000	5,450
Oneok Inc.			119,800	5,339
Avista Corp.			232,684	5,024
AGL Resources Inc.			125,400	4,573
PG&E Corp.			99,700	4,452
PNM Resources Inc.			179,000	2,264
DPL Inc.			24,700	682
				271,284
Total Common Stocks (Cost $3,558,120)				3,926,908
	Coupon
Preferred Stock (0.5%)
3 Bank of America Corp. Pfd. (Cost $22,005)	10.000%		1,467,000	21,888
Temporary Cash Investments (2.6%)[1]
Money Market Fund (1.4%)
4 Vanguard Market Liquidity Fund	0.187%		57,582,816	57,583

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.9%)
Goldman Sachs & Co.(Dated 12/31/09,
Repurchase Value $35,300,000,
collateralized by Government National
Mortgage Assn. 4.000%-7.000%, 3/20/34-
12/20/39)	0.005%	1/4/10	35,300	35,300

U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	12,000	11,997
Total Temporary Cash Investments (Cost $104,876)				104,880
Total Investments (100.3%) (Cost $3,685,001)				4,053,676
Other Assets and Liabilities-Net (-0.3%)				(12,863)
Net Assets (100%)				4,040,813

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Non-income producing security – new issue that has not paid a dividend as of December 31, 2009.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $11,997,000 have been segregated as initial margin for open futures contracts.

6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,914,617	12,291	—
Preferred Stocks	21,888	—	—
Temporary Cash Investments	57,583	47,297	—
Futures Contracts—Assets[1]	23	—	—

Equity Income Fund
Futures Contracts—Liabilities[1]	(694)	—	—
Total	3,993,417	59,588	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	117	32,488	474
E-mini S&P 500 Index	March 2010	559	31,044	176

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At December 31, 2009, the cost of investment securities for tax purposes was $3,685,001,000. Net unrealized appreciation of investment securities for tax purposes was $368,675,000, consisting of unrealized gains of $538,890,000 on securities that had risen in value since their purchase and $170,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (9.9%)
Walt Disney Co.	400,747	12,924
* Amazon.com Inc.	96,009	12,915
Omnicom Group Inc.	193,840	7,589
Home Depot Inc.	244,690	7,079
* Starbucks Corp.	298,400	6,881
NIKE Inc. Class B	93,068	6,149
Coach Inc.	129,200	4,719
* CarMax Inc.	168,400	4,084
		62,340
Consumer Staples (10.6%)
PepsiCo Inc.	240,994	14,652
Walgreen Co.	290,040	10,650
Brown-Forman Corp. Class B	153,400	8,218
Wal-Mart Stores Inc.	136,350	7,288
Alberto-Culver Co. Class B	207,030	6,064
Costco Wholesale Corp.	99,298	5,875
Unilever PLC ADR	159,840	5,099
Colgate-Palmolive Co.	54,201	4,453
Shoppers Drug Mart Corp.	69,540	3,004
Cadbury PLC ADR	28,271	1,453
		66,756
Energy (7.4%)
Schlumberger Ltd.	216,049	14,063
Apache Corp.	118,570	12,233
EOG Resources Inc.	66,400	6,461
Occidental Petroleum Corp.	67,120	5,460
Petroleo Brasileiro SA ADR	105,400	5,025
* Southwestern Energy Co.	73,750	3,555
		46,797
Financials (9.0%)
* Progressive Corp.	866,290	15,584
* Berkshire Hathaway Inc. Class B	4,370	14,360
Goldman Sachs Group Inc.	60,146	10,155
JPMorgan Chase & Co.	128,400	5,350
^ M&T Bank Corp.	67,680	4,527
Morgan Stanley	147,700	4,372
* Markel Corp.	8,190	2,785
		57,133
Health Care (19.2%)
Johnson & Johnson	223,750	14,412
* Medco Health Solutions Inc.	188,404	12,041
Bristol-Myers Squibb Co.	455,300	11,496
Teva Pharmaceutical Industries Ltd. ADR	159,985	8,988
Merck & Co. Inc.	241,480	8,824
Alcon Inc.	52,844	8,685
Baxter International Inc.	130,947	7,684
* Gilead Sciences Inc.	156,702	6,782

* Edwards Lifesciences Corp.	73,490	6,382
* Mylan Inc.	329,262	6,068
Shire PLC ADR	91,800	5,389
* Celgene Corp.	94,463	5,260
Stryker Corp.	94,740	4,772
Pfizer Inc.	251,800	4,580
* Vertex Pharmaceuticals Inc.	94,600	4,053
Techne Corp.	44,270	3,035
* Illumina Inc.	82,600	2,532
		120,983
Industrials (7.4%)
United Parcel Service Inc. Class B	151,880	8,713
Rockwell Automation Inc.	174,300	8,189
Deere & Co.	111,040	6,006
United Technologies Corp.	75,550	5,244
* Stericycle Inc.	94,670	5,223
Flowserve Corp.	49,200	4,651
Danaher Corp.	44,160	3,321
Precision Castparts Corp.	29,100	3,211
Ritchie Bros Auctioneers Inc.	86,710	1,954
		46,512
Information Technology (30.7%)
* Apple Inc.	113,796	23,995
* Cisco Systems Inc.	882,651	21,131
Microsoft Corp.	688,621	20,996
* Google Inc. Class A	24,716	15,323
Oracle Corp.	450,090	11,045
Linear Technology Corp.	326,180	9,962
Visa Inc. Class A	112,184	9,812
QUALCOMM Inc.	210,187	9,723
Mastercard Inc. Class A	34,000	8,703
Hewlett-Packard Co.	166,642	8,584
* Adobe Systems Inc.	208,577	7,671
* eBay Inc.	282,400	6,648
* Agilent Technologies Inc.	207,680	6,453
* NetApp Inc.	180,500	6,207
* F5 Networks Inc.	113,910	6,035
* VMware Inc. Class A	131,000	5,552
Intel Corp.	252,400	5,149
* Juniper Networks Inc.	173,300	4,622
* Baidu Inc. ADR	9,350	3,845
Tencent Holdings Ltd. ADR	89,000	1,930
		193,386
Materials (1.9%)
Praxair Inc.	70,300	5,646
Monsanto Co.	41,850	3,421
Potash Corp. of Saskatchewan Inc.	26,970	2,935
		12,002
Telecommunication Services (0.6%)
* American Tower Corp. Class A	92,700	4,006

Total Common Stocks (Cost $553,533)		609,915

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.5%)[1]
Money Market Fund (2.7%)
[2,3] Vanguard Market Liquidity Fund	0.187%		16,989,411	16,989

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	5,000	4,999
Total Temporary Cash Investments (Cost $21,987)				21,988
Total Investments (100.2%) (Cost $575,520)				631,903
Other Assets and Liabilities-Net (-0.2%)[3]				(1,347)
Net Assets (100%)				630,556

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,060,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,125,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Growth Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	41	11,385	165
E-mini S&P 500 Index	March 2010	100	5,553	(56)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Growth Equity Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	609,915	—	—
Temporary Cash Investments	16,989	4,999	—
Futures Contracts—Liabilities[1]	(174)	—	—
Total	626,730	4,999	—
1 Represents variation margin on the last day of the reporting period.

E. At December 31, 2009, the cost of investment securities for tax purposes was $575,520,000. Net unrealized appreciation of investment securities for tax purposes was $56,383,000, consisting of unrealized gains of $83,090,000 on securities that had risen in value since their purchase and $26,707,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)
Consumer Discretionary (13.7%)
* Bed Bath & Beyond Inc.	2,301,491	88,907
Whirlpool Corp.	911,200	73,497
* Amazon.com Inc.	487,000	65,511
TJX Cos. Inc.	1,366,725	49,954
Sony Corp. ADR	1,694,000	49,126
* CarMax Inc.	2,003,700	48,590
* Kohl's Corp.	855,900	46,159
* DIRECTV Class A	1,377,325	45,934
Walt Disney Co.	1,240,600	40,009
Mattel Inc.	1,298,200	25,938
Target Corp.	396,250	19,167
Best Buy Co. Inc.	442,600	17,465
Nordstrom Inc.	440,400	16,550
Lowe's Cos. Inc.	626,800	14,661
* Chico's FAS Inc.	850,000	11,942
* Carnival Corp.	370,000	11,725
* Viacom Inc. Class B	100,000	2,973
* Expedia Inc.	108,250	2,783
* Eastman Kodak Co.	300,000	1,266
* HSN Inc.	21,650	437
* Ticketmaster Entertainment Inc.	21,650	265
		632,859
Consumer Staples (2.0%)
Kellogg Co.	765,500	40,724
Procter & Gamble Co.	298,000	18,068
Avon Products Inc.	428,500	13,498
PepsiCo Inc.	127,400	7,746
Costco Wholesale Corp.	100,000	5,917
Sysco Corp.	200,000	5,588
		91,541
Energy (6.5%)
Schlumberger Ltd.	1,015,300	66,086
EOG Resources Inc.	505,200	49,156
National Oilwell Varco Inc.	892,300	39,342
Cabot Oil & Gas Corp.	630,000	27,462
* Southwestern Energy Co.	450,000	21,690
EnCana Corp.	639,100	20,700
Cenovus Energy Inc.	639,100	16,105
Noble Energy Inc.	159,000	11,324
Peabody Energy Corp.	240,000	10,850
ConocoPhillips	179,000	9,142
Murphy Oil Corp.	167,000	9,051
* Exterran Holdings Inc.	240,000	5,148
* Transocean Ltd.	55,000	4,554
* Pride International Inc.	115,000	3,670
Petroleo Brasileiro SA ADR Type A	80,000	3,391
Petroleo Brasileiro SA ADR	39,600	1,888
Noble Corp.	20,000	814

* Seahawk Drilling Inc.	22,666	511
Arch Coal Inc.	14,700	327
		301,211
Financials (4.8%)
Marsh & McLennan Cos. Inc.	4,510,800	99,598
* Berkshire Hathaway Inc. Class B	13,600	44,690
Chubb Corp.	559,700	27,526
Discover Financial Services	1,295,400	19,055
Wells Fargo & Co.	550,000	14,845
* Progressive Corp.	600,000	10,794
Bank of New York Mellon Corp.	216,982	6,069
* Tree.com Inc.	3,608	33
		222,610
Health Care (22.5%)
* Amgen Inc.	3,277,300	185,397
Eli Lilly & Co.	4,145,800	148,046
Roche Holding AG	782,000	132,909
Novartis AG ADR	2,360,500	128,482
Medtronic Inc.	2,763,500	121,539
* Boston Scientific Corp.	7,657,900	68,921
GlaxoSmithKline PLC ADR	1,532,900	64,765
* Waters Corp.	936,600	58,032
* Biogen Idec Inc.	1,043,400	55,822
Johnson & Johnson	597,000	38,453
Sanofi-Aventis SA ADR	611,200	24,002
Pfizer Inc.	392,000	7,130
* Illumina Inc.	164,000	5,026
* Cerner Corp.	36,000	2,968
* Genzyme Corp.	9,100	446
		1,041,938
Industrials (13.9%)
Southwest Airlines Co.	8,735,025	99,841
Boeing Co.	1,537,900	83,247
United Parcel Service Inc. Class B	1,186,515	68,070
FedEx Corp.	709,200	59,183
Honeywell International Inc.	1,505,000	58,996
Caterpillar Inc.	746,950	42,569
* McDermott International Inc.	1,714,500	41,165
Expeditors International of Washington Inc.	884,000	30,701
* AMR Corp.	3,237,740	25,028
Norfolk Southern Corp.	416,700	21,843
Union Pacific Corp.	326,150	20,841
CH Robinson Worldwide Inc.	310,000	18,206
Rockwell Automation Inc.	357,000	16,772
Canadian Pacific Railway Ltd.	231,430	12,497
Burlington Northern Santa Fe Corp.	100,000	9,862
^ Ritchie Bros Auctioneers Inc.	295,000	6,617
SPX Corp.	100,000	5,470
Deere & Co.	99,000	5,355
Goodrich Corp.	77,500	4,979
* Chicago Bridge & Iron Co. NV	236,870	4,790
Avery Dennison Corp.	120,000	4,379
Cummins Inc.	93,700	4,297
* Jacobs Engineering Group Inc.	10,000	376
		645,084

Information Technology (24.5%)
* Google Inc. Class A	165,000	102,297
Oracle Corp.	3,913,500	96,037
ASML Holding NV	2,630,045	89,658
* Intuit Inc.	2,649,500	81,366
Texas Instruments Inc.	2,594,400	67,610
* SanDisk Corp.	2,219,500	64,343
Microsoft Corp.	1,989,200	60,651
* Flextronics International Ltd.	7,965,000	58,224
* EMC Corp.	3,242,300	56,643
Telefonaktiebolaget LM Ericsson ADR	5,676,200	52,164
* Electronic Arts Inc.	2,516,900	44,675
QUALCOMM Inc.	889,500	41,148
* Symantec Corp.	2,269,800	40,607
Intel Corp.	1,877,700	38,305
Corning Inc.	1,975,800	38,153
Altera Corp.	1,620,000	36,661
Applied Materials Inc.	2,258,000	31,477
* Research In Motion Ltd.	446,600	30,163
Accenture PLC Class A	378,500	15,708
KLA-Tencor Corp.	409,600	14,811
Motorola Inc.	1,764,000	13,689
* Cisco Systems Inc.	504,600	12,080
Hewlett-Packard Co.	197,000	10,147
* Adobe Systems Inc.	195,400	7,187
* eBay Inc.	304,600	7,170
* NVIDIA Corp.	360,000	6,725
* Yahoo! Inc.	373,000	6,259
* Agilent Technologies Inc.	170,000	5,282
* Apple Inc.	11,000	2,319
Xilinx Inc.	62,300	1,561
* Dell Inc.	100,000	1,436
* IAC/InterActiveCorp	54,125	1,109
* VMware Inc. Class A	17,400	737
Intersil Corp. Class A	25,000	384
* Verigy Ltd.	20,814	268
		1,137,054
Materials (6.9%)
Monsanto Co.	939,950	76,841
Potash Corp. of Saskatchewan Inc.	570,800	61,932
Vulcan Materials Co.	1,136,000	59,833
Praxair Inc.	465,208	37,361
Newmont Mining Corp.	447,000	21,148
International Paper Co.	700,000	18,746
* Freeport-McMoRan Copper & Gold Inc.	198,000	15,897
Weyerhaeuser Co.	262,699	11,333
* Domtar Corp.	176,480	9,779
Alcoa Inc.	366,900	5,914
FMC Corp.	54,196	3,022
		321,806
Telecommunication Services (0.3%)
* Sprint Nextel Corp.	3,363,650	12,311
AT&T Inc.	30,000	841
		13,152
Utilities (0.5%)
* AES Corp.	1,098,000	14,614
Edison International	200,000	6,956

FPL Group Inc.		56,700	2,995
			24,565
Total Common Stocks (Cost $4,034,054)			4,431,820
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.8%)
Money Market Fund (4.8%)
[1,2] Vanguard Market Liquidity Fund (Cost $221,599)	0.187%	221,599,420	221,599

Total Investments (100.4%) (Cost $4,255,653)			4,653,419
Other Assets and Liabilities-Net (-0.4%)[2]			(16,910)
Net Assets (100%)			4,636,509

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,606,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,647,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

.

PRIMECAP Core Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – U.S.	4,298,911	—	—
Common Stocks - International	—	132,909	—
Temporary Cash Investments	221,599	—	—
Total	4,520,510	132,909	—

D. At December 31, 2009, the cost of investment securities for tax purposes was $4,255,653,000. Net unrealized appreciation of investment securities for tax purposes was $397,766,000, consisting of unrealized gains of $694,856,000 on securities that had risen in value since their purchase and $297,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 22, 2010

VANGUARD FENWAY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.